Subsequent Events	12 Months Ended
Feb. 28, 2026
EBP 001 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events	NOTE 7 - SUBSEQUENT EVENTS Subsequent events have been evaluated through August 25, 2026, which is the date the financial statements were available to be issued.